SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 26,549,000	$ 26,549,000
Accumulated amortization	(3,698,125)	(739,625)
Carrying value	22,850,875	25,809,375
Gross carrying amount	26,549,000	26,549,000
Accumulated amortization	(3,698,125)	(739,625)
Carrying value	22,850,875	25,809,375
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	3,036,000	3,036,000
Accumulated amortization	(759,000)	(151,800)
Carrying value	$ 2,277,000	$ 2,884,200
Estimated remaining useful life	4 years	5 years
Customer List [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 2,239,000	$ 2,239,000
Accumulated amortization	(279,875)	(55,975)
Carrying value	$ 1,959,125	$ 2,183,025
Estimated remaining useful life	9 years	10 years
License [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 21,274,000	$ 21,274,000
Accumulated amortization	(2,659,250)	(531,850)
Carrying value	$ 18,614,750	$ 20,742,150
Estimated remaining useful life	9 years	10 years